Loans and Borrowings - Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year	$ 168,102	$ 159,370
New loans and borrowings, net of finance costs	5,471	68,997
Principal and interest payments	(117,404)	(67,118)
Interest expenses	5,177	9,921
Foreign exchange loss	(2,096)	(3,727)
Balance, end of year	59,250	168,102
Senior secured revolving credit facility
Disclosure of detailed information about borrowings [line items]
New loans and borrowings, net of finance costs	0	13,652
Equipment Finance Loans
Disclosure of detailed information about borrowings [line items]
New loans and borrowings, net of finance costs	4,826	19,278
Lines of Credit
Disclosure of detailed information about borrowings [line items]
New loans and borrowings, net of finance costs	$ 645	$ 36,726